EXPENSES BY NATURE - Classified by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EXPENSES BY NATURE
Depreciation and amortisation	R$ (3,126,247)	R$ (3,047,212)	R$ (2,866,699)
Labor expenses	(8,371,519)	(7,653,352)	(7,367,601)
Raw material and consumption material	(41,984,956)	(42,523,164)	(48,606,561)
Freight	(4,340,694)	(4,360,264)	(4,820,294)
Other expenses/income, net	(2,180,505)	(1,707,334)	(2,151,429)
Total Expenses	R$ (60,003,921)	R$ (59,291,326)	R$ (65,812,584)